Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 872,000
Previously Paid Amount	0.00
Total Fee Amount	120.42
Total Offset Amount	0.00
Net Fee	120.42
Narrative - Max Aggregate Offering Price	$ 872,000
Final Prospectus	true